Short-term borrowings and long-term debt - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 Currency, U.S. Dollar	Mar. 31, 2013 Currency, Japanese Yen	Mar. 31, 2013 Currency, Australian Dollar	Mar. 31, 2013 Other Foreign Currency Denominated Debt	Mar. 31, 2013 Commercial Paper USD ($)	Mar. 31, 2013 Commercial Paper JPY (¥)
Debt Disclosure [Line Items]
Unused short-term lines of credit	$ 21,938	¥ 2,063,263					$ 4,840	¥ 455,180
Percentage of debt			40.00%	17.00%	13.00%	30.00%
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	976	91,834
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	12,134	1,141,199
Unused long-term lines of credit	$ 77,109	¥ 7,252,081